Related Party Transactions (Details) - Dec. 10, 2007 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Investment, Affiliated Issuer [Member]
Related Party Transactions (Details) [Line Items]
Principal amount	$ 1.4	¥ 9.6